STOCKHOLDERS' EQUITY - Schedule of Details of Dividend Payments (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Amount per Share (in dollars per share)	$ 1.16000000	$ 1.14	$ 1.10
Total Amount	$ 172	$ 170	$ 170